Exhibit 99.1

Independent Accountant’s Report

Board of Directors and Management

Post Road Equipment Finance, LLC and Subsidiaries

Norwalk, Connecticut

And

BofA Securities, Inc.

New York, New York

And

Wells Fargo Securities, LLC

Charlotte, North Carolina

And

Truist Securities, Inc.

New York, New York

And

Citizens JMP Securities, LLC

Stamford, Connecticut

We have performed the procedures enumerated below on certain records and transactions of Post Road Equipment Finance, LLC and Subsidiaries (referred to herein as the “Company” or “Responsible Party”) for the purpose of assisting the Responsible Party, BofA Securities, Inc., Wells Fargo Securities, LLC, Truist Securities, Inc., and Citizens JMP Securities, LLC (together with the Company, referred herein as the “Specified Parties”) in comparing Specified Attributes to Source Documents as listed in Exhibit A in connection with the issuance of equipment finance receivable-backed notes issued by Post Road Equipment Finance 2026-1, LLC in accordance with the confidential Preliminary Offering Memorandum. The Company’s management is responsible for certain records and transactions of the Company for the purpose of assisting the Specified Parties in comparing Specified Attributes to Source Documents as listed in Exhibit A in connection with the issuance of equipment finance-backed notes issued by Post Road Equipment Finance 2026-1, LLC in accordance with the confidential Preliminary Offering Memorandum. The Company’s management is responsible for the computer-generated Loan Data Files accurately representing the information included in the Underlying Asset documents and the disclosed assumptions and methodologies.

The Company has agreed to and acknowledged that the procedures performed are appropriate to meet the intended purpose of assisting the Specified Parties in comparing Specified Attributes to Source Documents as listed in Exhibit A in connection with the issuance of equipment finance receivable-backed notes issued by Post Road Equipment Finance 2026-1, LLC in accordance with the confidential Preliminary Offering Memorandum. Additionally, BofA Securities, Inc., Wells Fargo Securities, LLC, Truist Securities, Inc., and Citizens JMP Securities, LLC have agreed to and acknowledged that the procedures performed are appropriate to meet their purposes. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of this report and may not meet the needs of all of the users of this report, and as such, users are responsible for determining whether the procedures performed are appropriate for their purposes.

The appropriateness of these procedures for the intended purpose is solely the responsibility of the parties specified in this report. Consequently, we make no representation regarding the appropriateness of the procedures enumerated below either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and associated findings are as follows:

Agreed-Upon Procedures and Findings

For the purposes of this report:

i.	The computer-generated Loan Data Files provided in a standard Microsoft Excel format containing information related to the proposed transaction shall be herein referred to as the “Loan Data File.”

ii.	The fields in the Loan Data Files shall be herein referred to as “Specified Attributes.”

iii.

The term “Contract” means master lease agreement, equipment schedule, payment schedule, loan and security agreement, non-recourse promissory note, master sale and assignment agreement, guaranty, amendment(s) or other related documents.

iv.	The term “Contract File” means any file containing the Contract and certain printed screen shots from the Company’s servicing system.

v.	The term “Obligor” means borrower(s)/lessee(s) stated on the respective Contracts.

vi.	The term “Obligor Group” means the Obligor along with any guarantor(s) on the respective Contracts.

vii.	The Contract File and Contract shall be herein referred to as “Source Documents.”

On January 16, 2026, the Company provided us with the Loan Data File with a cutoff date of December 31, 2025 (the “December Loan Data File”) containing 212 individual customer accounts herein referred to as “Underlying Assets” that management represented was the entire population of the Underlying Assets in the proposed transaction. We were instructed by the Specified Parties to haphazardly select a sample of 50 individual customer accounts and perform the agreed-upon procedures as outlined in the Engagement Letter dated January 8, 2026. From January 20, 2026 through January 22, 2026, we were provided with the Source Documents referenced in Exhibit A related to the respective 50 individual customer accounts.

For the sample, we inspected the presence of an electronic copy of the signed Contract or electronic documentation in the case of Contracts using electronic contracts.

We identified no exceptions in our procedure outlined above.

For the sample, we compared the Specified Attributes 1. through 11. outlined in Exhibit A and as presented in the December Loan Data File to the corresponding Source Documents outlined in Exhibit A.

In performing these comparisons, we applied the following tolerances as instructed by the Specified Parties:

•	Equipment Cost, Current Payment Amount, Total Residual Value and Balloon Amount: +/- $5.00

•	Active Date and Termination Date: +/- 30 days

We identified no exceptions in our procedures outlined above.

For the sample, we recalculated the Termination Date (Specified Attribute 12.) by taking the Commencement Date per the Contract File and adding the number of months of the Original Term, unless the Contract has the first payment date on the Commencement Date, in which case we recalculated the Termination Date by taking the Commencement Date per the Contract File and adding the number of months of the Original Term and subtracting one month, and compared this recalculation to the December Loan Data File.

For the sample, we recalculated the Current Remaining Contract Term (Specified Attribute 13.) by counting the number of months from December 31, 2025 to the Termination Date on the Contract File and compared this recalculation to the December Loan Data File.

In performing these recalculations and comparisons, we applied the following tolerances as instructed by the Specified Parties:

•	Active Date and Termination Date: +/- 30 days

We identified no exceptions in our procedures outlined above.

We did not perform any procedures with respect to the Specified Attributes relating to Underlying Assets as set forth in Exhibit B.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to and did not conduct an examination or a review engagement, the objective of which would be the expression of an opinion or conclusion, respectively, on certain records and transactions of the Company for the purpose of assisting the Specified Parties in comparing Specified Attributes to Source Documents as listed in Exhibit A in connection with the issuance of equipment finance receivable-backed notes issued by Post Road Equipment Finance 2026-1, LLC in accordance with the confidential Preliminary Offering Memorandum. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

Our agreed-upon procedures engagement was not conducted for the purpose of the following:

•

Addressing the completeness, accuracy, appropriateness, quality or integrity of any of the information provided to us for the purposes of performing the procedures agreed to by the Specified Parties. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

•	Addressing the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements.

•	Addressing the value of collateral securing the assets being securitized.

•	Addressing the physical existence or ownership of the assets being securitized.

•	Addressing the compliance of the originator of the assets with federal, state, and local laws and regulations.

•	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

•

Addressing any other factor or characteristic of the assets that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions.

•	Forming any conclusions.

•	Addressing the fair value of the notes or any other disclosures relating to the notes being offered in the proposed transaction.

•	Substantiating compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934, including any legal interpretation as to the sufficiency of the procedures performed.

•	Any other terms or requirements of the transaction that do not appear in the report.

Accordingly, we do not provide any assurance on such information.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties, and is not intended to be, and should not be, used by anyone other than the Specified Parties, including investors and rating agencies, who are not identified as Specified Parties but who may have access to this report as required by law or regulation.

/s/ RSM US LLP

Raleigh, North Carolina

April 1, 2026

Exhibit A

Specified Attributes and Source Documents

Number	Specified Attribute	Source Document(s)

1	Lessee Name (Obligor Name)	Contract

2	Obligor Group Name	Contract and Contract File

3	Lease Type (Lease/Loan Type)	Contract and Contract File

4	Active Date	Contract and Contract File

5	OrigTerm (Original Term)	Contract and Contract File

6	ResidualSalvage (Undiscounted) (Total Residual Value)	Contract and Contract File

7	BillFreqUpd (Billing Cycle (frequency))	Contract and Contract File

8	EquipmentCost (Equipment Cost)	Contract and Contract File

9	1/31/2026 (Current Payment Amount)	Contract and Contract File

10	State (Customer State)	Contract and Contract File

11	Balloon Payment $ (Balloon Amount)	Contract and Contract File

12	TermDate (Termination Date)	Recalculation based on Contract and Contract File

13	RemTerm (Current Remaining Contract Term)	Recalculation based on Contract and Contract File

Exhibit B

Specified Attributes Not Subject to Procedures

Below is a list of additional Specified Attributes included in the December Loan Data File. These Specified Attributes were not subject to any procedures as outlined in the Engagement Letter dated January 8, 2026.

Specified Attribute
#
Contract
Guarantor
Country
Origination Quarter
FinalPymtDate
RemTerm at (1/31/2026)
DaysPDUE
DQ Status
PaidtoDate
Aggregate Discounted Guaranteed Residual Value
Aggregate Discounted Unguaranteed Residual Value
GuarResid (Undiscounted)
UNGuarResid (Undiscounted)
FloatRate
Balloon Payment (Yes/No)
PREF Transaction Rating (11/30/2025)
Moody’s Rating (11/30/2025)
S&P Rating (11/30/2025)
PREF Risk Classification (11/30/25)
NAICS Code
Industry(NAICS) 2
Industry(NAICS) 3
Industry (NAICS) 2 Description
Industry (NAICS) 3 Description
Equipment Code ID
Equipment Code ID Description
Fixed Rate / Floating Rate
Implicit Yield
Servicer Name / Fiscal Agent
Securitization Value (as of 1/31/2026)
Servicer Name / Fiscal Agent
Asset Balance $ NPV (1/31/2026)
CashFlows - > 2/28/2026 date column and forward